Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) - Interest Rate Swaps [Member]	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Derivative [Line Items]
Credit facility margin, lower range	0.30%	0.30%
Maximum [Member]
Derivative [Line Items]
Credit facility margin, higher range	3.25%	3.25%